Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Jun. 22, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Equity [Line Items]
Share capital		$ 13,177,841	$ 13,177,841	$ 13,177,841
Number of common shares (in Shares)			2,218,116,370	2,218,116,370
Material non-controlling interest, percentage		17.50%	17.50%	17.30%
Non-controlling interest voting rights, percentage		82.50%	82.50%	82.70%
Non-controlling interest		$ 863,115	$ 682,742	$ 645,970
Accumulated non-controlling interest		798,606	728,551	639,664
Treasury stock				89,216
Dividend amount			$ 458,165	$ 872,800
Dividends, per share (in Dollars per share)			$ 0.21	$ 0.39
Percentage of net profits			5.00%
Percentage of share capital			20.00%
Government subsidies amount			$ 820,028
Indirect subsidiary amount			20,147,000
Tax incentive reserve amount			799,881,000
Non-controlling interest			$ 67,153	$ 147,429	$ 6,900
Parent [Member]
Equity [Line Items]
Dividend amount				458,165
Share Capital [Member]
Equity [Line Items]
Number of common shares (in Shares)		2,218,116,370	2,218,116,370
Dividends [Member]
Equity [Line Items]
Dividends, per share (in Dollars per share)	$ 0.21
Ordinary Shares [Member] | Share Capital [Member]
Equity [Line Items]
Share capital		$ 13,177,841	$ 13,177,841	$ 13,177,841
Non-controlling interests [Member]
Equity [Line Items]
Non-controlling interest		$ 91,926				$ 12,100